Accumulated Other Comprehensive Income/(Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income/(Loss) [Abstract]
Net unrealized gains on investment securities		$ 1.5
Currency translation adjustments	(0.1)	(11.2)
Unamortized net actuarial loss on pension plans	(37.0)	(32.8)
Unamortized prior service cost on pension plans	(0.3)	(0.6)
Accumulated other comprehensive loss	(37.4)	(43.1)
Currency translation reserve relating to non-US dollar	$ 11.2